Supplement dated August 1, 2017 to the following:

First Symetra Spinnaker Plus Variable Annuity prospectus dated June 16, 1997, as supplemented
First Symetra Spinnaker Variable Annuity prospectus dated June 16, 1997, as supplemented

This Supplement corrects incorrect prospectus dates found in the supplement dated July 28, 2017

The investment advisor for the Portfolios under the Pioneer Variable Contracts Trust has changed. Accordingly, any reference to Pioneer Investment Management, Inc. in the above referenced prospectuses is replaced with Amundi Pioneer Asset Management, Inc.